At-the-Market Offering (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 31, 2024
At the market offering value of shares sold	$ 22.8
At the market offering net issuance cost	$ 1.8
At the market offering company may offer to selling amendment		$ 75.0
At-the-Market offering, fixed commission rate		3.00%
Maximum [Member]
At the market offering company may offer to selling amendment		$ 75.0